Valuation results and net trading income - Summary of valuation results and net trading income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Valuation results and net trading income [Abstract]
Securities trading results	€ (498)	€ 798
Derivatives trading results	854	(654)
Other trading results	31	62
Change in fair value of derivatives relating to
- fair value hedges	(3,463)	(627)
- cash flow hedges (ineffective portion)	25	2
- other non-tradingderivatives	9,972	265
Change in fair value of assets and liabilities (hedged items)	3,490	638
Valuation results on assets and liabilities designated at FVPL (excluding trading)	138	(36)
Foreign exchange transactions results	(1,337)	763
Valuation results and net trading income	€ 9,212	€ 1,212